Trade Receivables - Summary of Allowance for Lifetime Expected Credit Loss (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial assets [abstract]
Balance at the beginning of the year	₨ 11,077	₨ 13,937
Additions / (write-back), net (Refer to Note 25)	(797)	1,506
Charged against allowance	(76)	(4,381)
Translation adjustment	95	15
Balance at the end of the year	₨ 10,299	₨ 11,077